Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-18	12 Months Ended
Jun. 30, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 18, 2023
Erroneous Compensation Analysis
COMPENSATION RECOVERY (“CLAWBACK”) POLICY
On October 18, 2023, the Compensation Committee adopted a clawback policy that complies with the requirements of Exchange Act
Rule 10D-1 and
the applicable Nasdaq listing standards (the “Clawback Policy”). The Clawback Policy applies to erroneously-awarded incentive compensation (including equity awards) received by current and former executive officers on or after October 2, 2023 in the event that we are required to prepare an accounting restatement that corrects an error in previously issued financial statements due to material noncompliance with any financial reporting requirement under the securities laws.
In addition, the Clawback Policy also provides that the Compensation Committee may, in its discretion, determine to recover incentive compensation from a covered executive officer in the event that his or her fraud or intentional misconduct materially contributed to the need for the financial restatement.
The Clawback Policy is filed as an exhibit to our Annual Report on Form
10-K.